Goodwill - Movement table (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Goodwill, beginning balance	€ 18,726	€ 18,599	€ 19,607
Additions	25,691		1,175
Impairment		(177)	(1,367)
Currency translation	(263)	304	(816)
Goodwill, ending balance	44,155	18,726	18,599
Gross carrying amount
Goodwill
Goodwill, beginning balance	20,374	20,070	19,711
Additions	25,691		1,175
Currency translation	(263)	304	(816)
Goodwill, ending balance	45,802	20,374	20,070
Accumulated impairment
Goodwill
Goodwill, beginning balance	1,648	1,471	104
Impairment		(177)	(1,367)
Goodwill, ending balance	€ 1,648	€ 1,648	€ 1,471